Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2014 Term_loan CreditFacility	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014
Debt Instrument [Line Items]
Senior secured credit facilities partnership	2
Number of term loans	2
Deferred financing fees and expenses written off			$ 1,800,000
Total long-term debt			613,221,000	349,977,000
Long term debt interest rate description			London Interbank Offered Rate ("LIBOR") plus a fixed margin ranging from 2.125% to 4.5%
Minimum book equity ratio for Partnership		49.00%
Minimum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage			2.125%
Maximum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage			4.50%
Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Credit facility replaced by new credit facility	160,000,000
120 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	120,000,000
Long term debt interest rate description			LIBOR plus a margin ranging from 0.6% to 3.0%
120 Million Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage			0.60%
120 Million Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage			3.00%
85 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	85,000,000
93 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	93,000,000
140 Million Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility					140,000,000
140 Million Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Senior secured credit facility			140,000,000
Total long-term debt			135,625,000
240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Minimum liquidity of Partnership			15,000,000
Number of vessel acquired			8
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio			2.50
240 Million Secured Loan Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership			1,000,000
240 Million Secured Loan Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership			1,500,000
240 Million Secured Loan Facility [Member] | Senior Term Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facility	240,000,000
240 Million Secured Loan Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facility	220,000,000
Long term debt interest rate description			LIBOR plus a margin of 2.125%
Long term debt interest rate percentage			2.125%
Line of credit facility expiration date			Jun. 30, 2019
Line of credit facility expiration period			5 years
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	10,500,000
170 Million Loan Facilities [Member] | Hilda Facility [Member]
Debt Instrument [Line Items]
Total long-term debt			117,000,000
Line of credit facility expiration date			Jul. 31, 2018
Line of credit facility expiration period			5 years
Minimum liquidity of Partnership			15,000,000
Number of vessel acquired			8
Minimum book equity ratio for Partnership			30.00%
Minimum EBITDA to interest ratio			2.50
170 Million Loan Facilities [Member] | Hilda Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership			1,000,000
170 Million Loan Facilities [Member] | Hilda Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of Partnership			1,500,000
170 Million Loan Facilities [Member] | Hilda Facility [Member] | Libor Plus [Member]
Debt Instrument [Line Items]
Percentage of fixed interest margin rate			2.50%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility established			20,000,000
Senior secured credit facility	20,000,000
Revolving Credit Facility [Member] | 240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility	20,000,000
Long term debt interest rate description			LIBOR plus a fixed margin of 2.125%
Long term debt interest rate percentage			2.125%
Line of credit facility commitment fee percentage			40.00%
Line of credit facility expiration date			Jun. 30, 2019
Revolving credit facility outstanding balance			20,000,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility	220,000,000
Term Loan A And B [Member]
Debt Instrument [Line Items]
Senior secured credit facility	140,000,000
First Two Years [Member] | 240 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			110.00%
First Two Years [Member] | 170 Million Loan Facilities [Member] | Hilda Facility [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			110.00%
Third and Fourth Years [Member] | 240 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			120.00%
Third and Fourth Years [Member] | 170 Million Loan Facilities [Member] | Hilda Facility [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			120.00%
Thereafter [Member] | 240 Million Secured Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			125.00%
Thereafter [Member] | 170 Million Loan Facilities [Member] | Hilda Facility [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance			125.00%